UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/16

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2016 (unaudited)
Templeton Dynamic Equity Fund
	Industry	Shares	Value

Common Stocks 88.6%
Bermuda 2.7%
Axis Capital Holdings Ltd	Insurance	4,880	$268,400
Canada 1.9%
Barrick Gold Corp	Metals & Mining	4,640	99,064
Suncor Energy Inc	Oil, Gas & Consumable Fuels	3,200	88,761
			187,825
China 2.1%
China Mobile Ltd	Wireless Telecommunication Services	11,000	125,831
Sinopec Engineering Group Co. Ltd	Construction & Engineering	97,000	86,767
			212,598
Denmark 1.0%
[a] H. Lundbeck AS	Pharmaceuticals	2,670	99,538
France 3.3%
Ipsen SA	Pharmaceuticals	1,510	92,902
Total SA, B	Oil, Gas & Consumable Fuels	4,860	234,007
			326,909
Germany 4.9%
Deutsche Lufthansa AG	Airlines	6,020	70,360
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	1,440	240,149
SAP SE	Software	2,420	180,397
			490,906
Hong Kong 1.7%
Swire Properties Ltd	Real Estate Management & Development	63,600	168,869
Ireland 1.9%
CRH PLC	Construction Materials	6,500	187,582
Israel 0.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,650	82,880
Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	12,233	197,153
Japan 4.9%
CANON Inc	Technology Hardware, Storage & Peripherals	5,900	166,388
Kirin Holdings Co. Ltd	Beverages	7,500	125,127
Otsuka Holdings Co. Ltd	Pharmaceuticals	2,300	105,095
Suntory Beverage & Food Ltd	Beverages	2,100	93,944
			490,554
Netherlands 1.1%
[a] QIAGEN NV	Life Sciences Tools & Services	4,940	107,741
Portugal 0.9%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	6,510	90,322
South Korea 2.8%
LG Electronics Inc	Household Durables	1,759	82,248
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	82	101,367
Shinhan Financial Group Co. Ltd	Banks	3,075	101,367
			284,982
Switzerland 5.3%
Roche Holding AG	Pharmaceuticals	1,030	270,242
Swiss Re AG	Insurance	3,030	263,080
			533,322

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	29,000	$146,328
Thailand 3.3%
Advanced Info Service PCL, fgn	Wireless Telecommunication Services	20,100	90,427
Bangkok Bank PCL, fgn	Banks	31,900	147,147
Krung Thai Bank PCL, fgn	Banks	193,600	89,854
			327,428
United Kingdom 8.0%
BP PLC	Oil, Gas & Consumable Fuels	33,180	193,847
Johnson Matthey PLC	Chemicals	2,520	94,118
Kingfisher PLC	Specialty Retail	25,090	107,893
Marks & Spencer Group PLC	Multiline Retail	20,110	85,458
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	3,460	191,061
Royal Mail PLC	Air Freight & Logistics	19,450	129,933
			802,310
United States 38.6%
Accenture PLC, A	IT Services	1,780	201,656
[a] Alphabet Inc., A	Internet Software & Services	150	105,529
American Express Co	Consumer Finance	3,010	182,888
Best Buy Co. Inc	Specialty Retail	2,800	85,680
Chevron Corp	Oil, Gas & Consumable Fuels	1,320	138,376
Chubb Ltd	Insurance	2,290	299,326
Cisco Systems Inc	Communications Equipment	6,320	181,321
Comcast Corp., A	Media	3,220	209,912
Eli Lilly & Co	Pharmaceuticals	1,190	93,713
Foot Locker Inc	Specialty Retail	1,560	85,582
Halliburton Co	Energy Equipment & Services	2,420	109,602
The Hartford Financial Services Group Inc	Insurance	5,180	229,888
Medtronic PLC	Health Care Equipment & Supplies	2,690	233,411
Merck & Co. Inc	Pharmaceuticals	3,110	179,167
[a] Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	1,740	86,095
Oracle Corp	Software	3,960	162,083
Perrigo Co. PLC	Pharmaceuticals	930	84,323
Pfizer Inc	Pharmaceuticals	4,550	160,205
The Procter & Gamble Co	Household Products	2,280	193,048
Rockwell Collins Inc	Aerospace & Defense	1,900	161,766
Symantec Corp	Software	5,400	110,916
United Parcel Service Inc., B	Air Freight & Logistics	2,560	275,763
Verizon Communications Inc	Diversified Telecommunication Services	5,300	295,952
			3,866,202
Total Common Stocks (Cost $8,896,250)			8,871,849

Management Investment Companies 6.4%
United States 6.4%
iShares Global Materials ETF	Diversified Financial Services	3,089	151,515
iShares MSCI ACWI ETF	Diversified Financial Services	8,707	489,595
Total Management Investment Companies
(Cost $644,656)			641,110
Total Investments before Short Term
Investments (Cost $9,540,906)			9,512,959

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
		Shares	Value
Short Term Investments (Cost $465,363) 4.7%
Money Market Funds 4.7%
United States 4.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio		465,363	$465,363
Total Investments (Cost $10,006,269) 99.7%			9,978,322
Securities Sold Short (3.0)%			(303,714)
Other Assets, less Liabilities 3.3%			334,905
Net Assets 100.0%			$10,009,513

	Industry
Securities Sold Short (Proceeds $297,527)
(3.0)%
Management Investment Companies (3.0)%
United States (3.0)%
iShares Global Energy ETF
	Diversified Financial Services	9,400	$(303,714)

See Abbreviations on page 46.

[a]Non-income producing.
[b]See Note 8 regarding investments in affiliated management investment companies.

|3

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2016 (unaudited)
Templeton Emerging Markets Balanced Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 54.5%
Argentina 0.2%
MercadoLibre Inc	Internet Software & Services	400	$56,268
Belgium 0.9%
Anheuser-Busch InBev SA/NV	Beverages	2,299	300,089
Brazil 1.5%
CETIP SA - Mercados Organizados	Capital Markets	11,400	155,458
Duratex SA	Paper & Forest Products	14,982	39,657
M Dias Branco SA	Food Products	5,300	174,785
Mahle-Metal Leve SA Industria e Comercio	Auto Components	9,500	67,895
Totvs SA	Software	7,600	72,280
			510,075
Cambodia 0.7%
NagaCorp Ltd	Hotels, Restaurants & Leisure	370,000	246,080
China 11.5%
[a] Alibaba Group Holding Ltd., ADR.	Internet Software & Services	2,720	216,322
[a] Baidu Inc., ADR	Internet Software & Services	2,394	395,369
Brilliance China Automotive Holdings Ltd	Automobiles	664,600	677,582
China Life Insurance Co. Ltd., H	Insurance	66,000	141,384
China Mobile Ltd	Wireless Telecommunication Services	41,500	474,724
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	580,000	417,893
COSCO Pacific Ltd	Transportation Infrastructure	78,700	78,107
Dah Chong Hong Holdings Ltd	Distributors	143,700	67,604
NetEase Inc., ADR	Internet Software & Services	1,494	288,671
Poly Culture Group Corp. Ltd., H	Media	17,600	40,697
Tencent Holdings Ltd	Internet Software & Services	40,000	908,944
Uni-President China Holdings Ltd	Food Products	258,000	216,816
			3,924,113
Hong Kong 2.1%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	34,000	229,160
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	201,200	260,367
Sands China Ltd	Hotels, Restaurants & Leisure	67,600	225,669
			715,196
Hungary 0.6%
Richter Gedeon Nyrt	Pharmaceuticals	10,440	207,423
India 4.5%
Dr. Reddy’s Laboratories Ltd., ADR	Pharmaceuticals	2,094	107,275
ICICI Bank Ltd., ADR	Banks	43,100	309,458
Infosys Ltd., ADR.	IT Services	32,360	577,626
[a] Tata Motors Ltd., ADR	Automobiles	15,510	537,732
			1,532,091
Indonesia 3.0%
Astra International Tbk PT	Automobiles	763,100	427,394
Bank Danamon Indonesia Tbk PT	Banks	1,801,700	482,726
Semen Indonesia (Persero) Tbk PT	Construction Materials	162,000	114,641
			1,024,761
Mexico 0.4%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	6,100	74,786
[a] Corporacion GEO SAB de CV, B	Household Durables	5,256	2,645
Nemak SAB de CV	Auto Components	47,500	55,634

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Mexico (continued)
[a] Telesites SAB de CV	Diversified Telecommunication Services	6,100	$3,771
			136,836
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	12,098	5,757
Pakistan 0.6%
Habib Bank Ltd	Banks	117,800	221,543
Peru 0.1%
[a] Compania de Minas Buenaventura SA, ADR	Metals & Mining	2,896	34,607
Philippines 0.3%
[a] Bloomberry Resorts Corp	Hotels, Restaurants & Leisure	671,600	94,676
Russia 2.1%
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	3,000	125,310
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	2,850	119,044
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	12,548	228,374
[a] Yandex NV, A.	Internet Software & Services	10,780	235,543
			708,271
Singapore 0.0%†
DBS Group Holdings Ltd	Banks	1,428	16,709
South Africa 5.3%
[a,c] Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	84	—
[a,c] Edcon Holdings Ltd., F1 wts., 2/20/49.	Specialty Retail	1,503,436	—
[a,c] Edcon Holdings Ltd., F2 wts., 2/20/49.	Specialty Retail	121,748	—
Massmart Holdings Ltd	Food & Staples Retailing	13,577	116,177
MTN Group Ltd	Wireless Telecommunication Services	23,808	231,079
Naspers Ltd., N	Media	7,034	1,070,023
Remgro Ltd	Diversified Financial Services	23,822	411,987
			1,829,266
South Korea 8.0%
Daelim Industrial Co. Ltd	Construction & Engineering	2,845	187,571
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	2,587	203,999
Hankook Tire Co. Ltd	Auto Components	1,583	70,036
Hanon Systems	Auto Components	14,588	132,878
Hyundai Development Co	Construction & Engineering	8,160	279,966
iMarketkorea Inc	Trading Companies & Distributors	5,050	50,818
Interpark Holdings Corp	Internet & Catalog Retail	8,187	42,329
KT Skylife Co. Ltd	Media	13,494	189,638
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	900	1,112,567
SK Hynix Inc	Semiconductors & Semiconductor Equipment	14,140	397,432
Youngone Corp	Textiles, Apparel & Luxury Goods	1,610	57,822
			2,725,056
Taiwan 6.3%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	21,000	154,867
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	180,900	463,414
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	1,000	91,445
Pegatron Corp	Technology Hardware, Storage & Peripherals	70,200	147,790

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants		Value

Common Stocks and Other Equity Interests (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	257,000		$1,296,771
				2,154,287
Thailand 3.1%
Kasikornbank PCL, fgn	Banks	45,000		221,028
Kiatnakin Bank PCL, fgn	Banks	75,200		93,143
Land and Houses PCL, fgn	Real Estate Management & Development	413,460		106,544
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	43,500		103,734
Siam Commercial Bank PCL, fgn	Banks	22,800		90,239
Thai Beverage PCL, fgn	Beverages	214,100		144,657
Univanich Palm Oil PCL, fgn	Food Products	1,657,000		301,959
				1,061,304
United Kingdom 3.3%
Unilever PLC	Personal Products	23,371		1,115,320
Total Common Stocks and Other
Equity Interests (Cost $18,798,009)				18,619,728

Participatory Notes 0.6%
Saudi Arabia 0.6%
[d] Deutsche Bank AG/London, Samba Financial
Group, 144A, 9/27/16	Banks	10,797		57,569
[d] HSBC Bank PLC,
Saudi Basic Industries Corp., 144A, 10/31/16	Chemicals	7,507		162,110
Savola Al-Azizia United Co., 144A, 2/06/17	Food Products	500		4,879
Total Participatory Notes
(Cost $235,359)				224,558

Preferred Stocks 3.7%
Brazil 3.7%
[e] Banco Bradesco SA, 4.429%, ADR, pfd	Banks	76,810		599,886
[e] Itau Unibanco Holding SA, 3.828%, ADR, pfd	Banks	69,275		653,956
Total Preferred Stocks
(Cost $991,215)				1,253,842

		Principal
		Amount*

Corporate Bonds and Notes 2.6%
Nigeria 0.5%
[d] Access Bank PLC, sub. note, 144A, 9.25% to
6/23/19, FRN thereafter, 6/24/21	Banks	200,000		158,276
Poland 0.4%
[d,f] Play Topco SA, senior note, 144A, PIK, 7.75%,
2/28/20	Communications Equipment	120,000	EUR	136,041
Romania 0.3%
[d] Cable Communications Systems NV, senior secured
note, 144A, 7.50%, 11/01/20	Media	100,000	EUR	116,751

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Principal
	Industry	Amount*			Value

Corporate Bonds and Notes (continued)
South Africa 0.3%
[d] Edcon Ltd.,
[g] senior secured note, 144A, 9.50%, 3/01/18	Specialty Retail	135,000		EUR	$45,702
[f] senior secured note, 144A, PIK, 12.75%,
6/30/19	Specialty Retail	36,216		EUR	9,698
[f] super senior secured note, 144A, PIK, 8.00%,
6/30/19	Specialty Retail	23,078		EUR	18,827
[f] super senior secured note, 144A, PIK, 8.00%,
6/30/19	Specialty Retail	11,538		EUR	9,413
					83,640
Ukraine 1.1%
[d] Ukreximbank (BIZ Finance PLC), loan participation,
senior note, 144A, 9.75%, 1/22/25	Diversified Financial Services	400,000			382,000
Total Corporate Bonds and Notes
(Cost $1,072,730)					876,708

Foreign Government and Agency
Securities 27.9%
Brazil 5.4%
Letra Tesouro Nacional, Strip, 10/01/16		80	[h]	BRL	24,083
Nota Do Tesouro Nacional,
10.00%, 1/01/21		310	[h]	BRL	90,155
10.00%, 1/01/23		10	[h]	BRL	2,842
10.00%, 1/01/25		2,820	[h]	BRL	789,927
10.00%, 1/01/27		30	[h]	BRL	8,276
[i] Index Linked, 6.00%, 8/15/18		80	[h]	BRL	71,619
[i] Index Linked, 6.00%, 5/15/19		70	[h]	BRL	62,823
[i] Index Linked, 6.00%, 8/15/20		20	[h]	BRL	17,835
[i] Index Linked, 6.00%, 8/15/22		60	[h]	BRL	53,420
[i] Index Linked, 6.00%, 5/15/23		128	[h]	BRL	113,696
[i] Index Linked, 6.00%, 8/15/24		10	[h]	BRL	8,982
[i] Index Linked, 6.00%, 5/15/45		100	[h]	BRL	89,651
senior note, 10.00%, 1/01/17		1,720	[h]	BRL	526,106
					1,859,415
Colombia 2.0%
Government of Colombia,
senior bond, 7.75%, 4/14/21		52,000,000		COP	18,342
senior bond, 9.85%, 6/28/27		12,000,000		COP	4,838
Titulos De Tesoreria B,
7.75%, 9/18/30		769,000,000		COP	266,283
senior bond, 11.25%, 10/24/18		93,000,000		COP	34,793
senior bond, 7.00%, 5/04/22		69,000,000		COP	23,557
senior bond, 10.00%, 7/24/24.		158,000,000		COP	62,879
senior bond, 7.50%, 8/26/26		399,000,000		COP	135,824
senior bond, 6.00%, 4/28/28		283,000,000		COP	85,111
senior note, 7.00%, 9/11/19		56,000,000		COP	19,290
senior note, B, 11.00%, 7/24/20		51,000,000		COP	20,004
					670,921

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Ghana 2.1%
Ghana Treasury Note, 24.25%, 6/11/18	60,000		GHS	$15,171
Government of Ghana,
24.44%, 5/29/17	10,000		GHS	2,540
23.00%, 8/21/17	310,000		GHS	78,075
23.23%, 2/19/18	140,000		GHS	34,928
23.47%, 5/21/18	280,000		GHS	70,041
24.50%, 10/22/18	409,000		GHS	103,810
24.50%, 5/27/19	50,000		GHS	12,642
24.50%, 6/21/21	120,000		GHS	30,811
senior note, 24.00%, 11/23/20	1,470,000		GHS	371,035
				719,053
Indonesia 2.8%
Government of Indonesia,
7.875%, 4/15/19	36,000,000		IDR	2,775
8.375%, 3/15/34	890,000,000		IDR	71,571
FR31, 11.00%, 11/15/20	31,000,000		IDR	2,675
FR34, 12.80%, 6/15/21	1,775,000,000		IDR	164,905
FR35, 12.90%, 6/15/22	35,000,000		IDR	3,354
FR36, 11.50%, 9/15/19	63,000,000		IDR	5,350
FR43, 10.25%, 7/15/22	43,000,000		IDR	3,713
FR61, 7.00%, 5/15/22	24,000,000		IDR	1,789
senior bond, 5.625%, 5/15/23.	9,000,000		IDR	618
senior bond, FR53, 8.25%, 7/15/21	208,000,000		IDR	16,396
senior bond, FR56, 8.375%, 9/15/26	759,000,000		IDR	61,467
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000		IDR	618,600
senior note, 8.50%, 10/15/16	125,000,000		IDR	9,525
				962,738
Malaysia 0.6%
Government of Malaysia,
3.314%, 10/31/17	80,000		MYR	19,982
senior bond, 4.262%, 9/15/16.	180,000		MYR	44,845
senior bond, 3.814%, 2/15/17.	140,000		MYR	35,005
senior bond, 4.24%, 2/07/18	190,000		MYR	48,151
senior bond, 3.26%, 3/01/18	50,000		MYR	12,482
senior note, 3.172%, 7/15/16	90,000		MYR	22,351
senior note, 3.394%, 3/15/17	50,000		MYR	12,475
senior note, 4.012%, 9/15/17	100,000		MYR	25,176
				220,467
Mexico 3.6%
Government of Mexico,
7.25%, 12/15/16	157,300	[j]	MXN	871,608
7.75%, 12/14/17	28,260	[j]	MXN	161,890
senior note, 8.50%, 12/13/18	29,300	[j]	MXN	173,300
senior note, M, 5.00%, 6/15/17	2,900	[j]	MXN	15,950
				1,222,748
Mongolia 0.5%
[d] Government of Mongolia, senior note, 144A,
5.125%, 12/05/22	200,000			165,628

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Philippines 0.5%
Government of the Philippines,
senior note, 5.00%, 8/18/18	650,000	PHP	$14,378
senior note, 3.875%, 11/22/19	7,040,000	PHP	153,897
senior note, 5-72, 2.125%, 5/23/18	708,000	PHP	14,973
			183,248
Poland 0.8%
[k] Government of Poland,
FRN, 1.75%, 1/25/17.	571,000	PLN	145,003
FRN, 1.75%, 1/25/21.	579,000	PLN	144,818
			289,821
Republic of Montenegro 0.4%
[d] Government of Montenegro, 144A, 5.375%,
5/20/19	110,000	EUR	125,668
Senegal 0.6%
[d] Government of Senegal, 144A, 6.25%, 7/30/24	200,000		191,086
Serbia 1.1%
Serbia Treasury Bond, 8.00%, 10/22/20	14,830,000	RSD	143,119
Serbia Treasury Note,
10.00%, 12/19/16	1,900,000	RSD	17,640
10.00%, 11/08/17	510,000	RSD	4,929
10.00%, 4/27/18	17,600,000	RSD	172,357
10.00%, 3/20/21	2,430,000	RSD	25,199
10.00%, 6/05/21	2,500,000	RSD	26,040
			389,284
South Korea 0.1%
Korea Treasury Bond, senior note, 2.00%, 3/10/21	30,590,000	KRW	27,408
Sri Lanka 0.7%
Government of Sri Lanka,
10.60%, 7/01/19	1,200,000	LKR	8,070
10.60%, 9/15/19	30,000	LKR	201
9.25%, 5/01/20	160,000	LKR	1,015
A, 5.80%, 1/15/17	8,300,000	LKR	55,844
A, 7.50%, 8/15/18	20,000	LKR	128
A, 9.00%, 5/01/21	20,610,000	LKR	127,036
A, 11.00%, 8/01/21	960,000	LKR	6,359
B, 5.80%, 7/15/17	2,900,000	LKR	19,028
D, 8.50%, 6/01/18	3,780,000	LKR	24,784
			242,465
Ukraine 3.2%
[d] Government of Ukraine,
144A, 7.75%, 9/01/20	630,000		618,597
144A, 7.75%, 9/01/21	274,000		267,499
144A, 7.75%, 9/01/22	129,000		125,295
[a,l] 144A, VRI, GDP Linked Securities, 5/31/40	252,000		82,845
			1,094,236

|9

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Uruguay 1.9%
[m] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	492,481		UYU	$14,653
senior bond, Index Linked, 5.00%, 9/14/18.	86,922		UYU	2,827
senior bond, Index Linked, 4.375%, 12/15/28	9,848,531		UYU	290,226
senior bond, Index Linked, 4.00%, 7/10/30.	341,189		UYU	9,617
Uruguay Notas del Tesoro,
11.00%, 3/21/17	80,000		UYU	2,550
7, 13.25%, 4/08/18	1,290,000		UYU	40,904
[m] 10, Index Linked, 4.25%, 1/05/17	34,371		UYU	1,115
[m] 13, Index Linked, 4.00%, 5/25/25	168,418		UYU	4,984
[m] 18, Index Linked, 2.25%, 8/23/17	2,866,541		UYU	90,399
[m] 19, Index Linked, 2.50%, 9/27/22	68,742		UYU	1,895
senior note, 13.90%, 7/29/20	822,000		UYU	26,164
Uruguay Treasury Bill,
Strip, 7/28/16	321,000		UYU	10,401
Strip, 9/15/16	250,000		UYU	7,927
Strip, 11/03/16	330,000		UYU	10,260
Strip, 2/10/17	140,000		UYU	4,192
Strip, 4/03/17	1,935,000		UYU	56,798
Strip, 5/19/17	2,590,000		UYU	74,725
				649,637
Zambia 1.6%
[d] Government of Zambia, senior bond, 144A, 8.97%,
7/30/27	230,000			203,553
[d] Government of Zambia International Bond,
144A, 5.375%, 9/20/22	200,000			156,549
144A, 8.50%, 4/14/24	200,000			177,285
				537,387
Total Foreign Government and Agency
Securities
(Cost $10,202,297)				9,551,210
Total Investments before Short Term
Investments (Cost $31,299,610)				30,526,046

Short Term Investments 9.5%
Foreign Government and Agency
Securities 0.6%
Malaysia 0.3%
[n] Bank of Negara Monetary Note, 7/05/16 - 10/18/16 .	385,000		MYR	94,968
[n] Malaysia Treasury Bill, 8/05/16 - 1/20/17.	30,000		MYR	7,408
				102,376
Mexico 0.1%
[n] Mexico Treasury Bill, 7/07/16 - 3/30/17	92,610	[o]	MXN	49,694

|10

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency
Securities (continued)
Philippines 0.2%
[n] Philippine Treasury Bill, 8/03/16 - 5/03/17	2,520,000	PHP	$53,135
Total Foreign Government and Agency
Securities (Cost $204,486)			205,205
Total Investments before Money
Market Funds (Cost $31,504,096)			30,731,251

	Shares
Money Market Funds (Cost $3,036,476)
8.9%
United States 8.9%
[a,p] Institutional Fiduciary Trust Money Market Portfolio .	3,036,476		3,036,476
Total Investments (Cost $34,540,572)
98.8%			33,767,727
Other Assets, less Liabilities 1.2%			412,841
Net Assets 100.0%			$34,180,568

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, the value of this security was
$228,374, representing 0.7% of net assets.
cSee Note 6 regarding restricted securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $3,215,271, representing 9.4% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fIncome may be received in additional securities and/or cash.
gDefaulted security or security for which income has been deemed uncollectible.
hPrincipal amount is stated in 1,000 Brazilian Real Peso Units.
iRedemption price at maturity is adjusted for inflation.
jPrincipal amount is stated in 100 Mexican Peso Units.
kThe coupon rate shown represents the rate at period end.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mPrincipal amount of security is adjusted for inflation.
nThe security is traded on a discount basis with no stated coupon rate.
oPrincipal amount is stated in 10 Mexican Peso Units.
pSee Note 8 regarding investments in affiliated management investment companies.

|11

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At June 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	JPHQ	Buy	1,863,000	$40,704	7/01/16	$—	$(1,153)
Philippine Peso	JPHQ	Sell	1,863,000	39,665	7/01/16	114	—
Chilean Peso	MSCO	Buy	4,677,000	6,707	7/05/16	356	—
Chilean Peso	MSCO	Sell	4,677,000	6,926	7/05/16	—	(137)
Malaysian Ringgit	JPHQ	Buy	361,050	93,600	7/05/16	—	(3,965)
Malaysian Ringgit	JPHQ	Sell	361,050	88,061	7/05/16	—	(1,574)
Euro	DBAB	Sell	41,018	44,290	7/07/16	—	(1,250)
Chilean Peso	MSCO	Buy	41,783,500	61,679	7/11/16	1,384	—
Euro	DBAB	Sell	137,000	155,866	7/11/16	3,741	—
Chilean Peso	DBAB	Buy	56,385,000	83,219	7/18/16	1,825	—
Euro	BZWS	Sell	136,000	151,909	7/20/16	843	—
Euro	DBAB	Sell	66,600	74,379	7/20/16	401	—
Euro	JPHQ	Sell	130,000	147,726	7/21/16	3,319	—
Euro	DBAB	Sell	121,000	137,601	7/22/16	3,187	—
Chilean Peso	DBAB	Buy	55,692,500	81,835	7/25/16	2,109	—
Euro	JPHQ	Sell	66,000	74,928	7/25/16	1,603	—
Chilean Peso	MSCO	Buy	4,677,000	6,912	7/29/16	135	—
Euro	DBAB	Sell	120,000	131,442	7/29/16	—	(1,896)
Indian Rupee	JPHQ	Buy	12,595,000	186,703	7/29/16	—	(1,065)
Chilean Peso	MSCO	Buy	4,616,000	6,602	8/03/16	349	—
Euro	DBAB	Sell	31,000	34,523	8/05/16	68	—
Mexican Peso	CITI	Buy	7,208,000	428,054	8/08/16	—	(35,260)
Euro	DBAB	Sell	117,750	130,950	8/15/16	30	—
Euro	JPHQ	Sell	109,400	123,789	8/22/16	2,122	—
Euro	JPHQ	Sell	27,000	30,233	8/26/16	202	—
Euro	DBAB	Sell	100,000	111,834	8/29/16	592	—
Chilean Peso	CITI	Buy	28,321,000	40,729	8/31/16	1,815	—
Euro	DBAB	Sell	120,000	135,720	8/31/16	2,220	—
Chilean Peso	MSCO	Buy	4,616,000	6,583	9/06/16	347	—
Euro	CITI	Sell	363,000	407,061	9/06/16	3,126	—
Euro	DBAB	Sell	123,000	137,898	9/06/16	1,027	—
Mexican Peso	CITI	Buy	7,253,572	415,297	9/06/16	—	(21,245)
Chilean Peso	JPHQ	Buy	28,064,000	40,874	9/09/16	1,250	—
Australian Dollar	CITI	Sell	116,000	83,564	9/14/16	—	(2,717)
Malaysian Ringgit	HSBK	Buy	550,000	136,405	9/28/16	—	(193)
Australian Dollar	BOFA	Sell	696,000	519,912	9/29/16	2,493	—
Philippine Peso	DBAB	Buy	5,554,840	119,631	9/30/16	—	(2,215)
Ghanaian Cedi	BZWS	Buy	29,574	6,914	10/11/16	75	—
Euro	DBAB	Sell	623,000	715,036	10/17/16	20,642	—
Euro	BZWS	Sell	100,000	108,436	11/16/16	—	(3,158)
Brazilian Real.	HSBK	Buy	300,000	70,547	11/21/16	18,901	—
Malaysian Ringgit	HSBK	Buy	250,000	61,028	11/30/16	754	—
Australian Dollar	JPHQ	Sell	118,000	83,978	12/12/16	—	(3,520)
Australian Dollar	JPHQ	Sell	173,000	127,659	12/13/16	—	(617)
Australian Dollar	CITI	Sell	117,000	86,360	12/14/16	—	(390)
Australian Dollar	JPHQ	Sell	58,000	41,521	12/14/16	—	(1,483)
Euro	JPHQ	Sell	53,000	58,714	12/19/16	—	(509)
Malaysian Ringgit	JPHQ	Buy	361,050	87,602	1/05/17	1,508	—
Euro	CITI	Sell	28,594	31,694	1/19/17	—	(297)
Philippine Peso	DBAB	Buy	5,554,840	112,258	1/31/17	4,597	—
Euro	DBAB	Sell	100,000	110,332	2/03/17	—	(1,613)
Euro	DBAB	Sell	339,000	381,273	2/23/17	1,480	—

|12

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Malaysian Ringgit	JPHQ	Buy	310,750	$77,808	4/03/17	$—	$(1,396)
Malaysian Ringgit	JPHQ	Buy	25,770	6,561	4/05/17	—	(225)
Malaysian Ringgit	DBAB	Buy	238,900	60,504	4/07/17	—	(1,769)
Malaysian Ringgit	JPHQ	Buy	155,000	39,590	4/11/17	—	(1,489)
Philippine Peso	DBAB	Buy	1,885,120	39,602	6/30/17	—	(187)
Philippine Peso	JPHQ	Buy	1,863,000	39,205	7/03/17	—	(258)
Total Forward Exchange Contracts						$82,615	$(89,581)
Net unrealized appreciation (depreciation)							$(6,966)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$810,000	10/17/17	$—	$(2,913)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	20,000	10/04/23	—	(2,357)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	20,000	10/04/23	—	(2,386)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	20,000	10/07/23	—	(2,342)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	680,000	1/22/25	—	(40,748)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	850,000	1/23/25	—	(54,933)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	510,000	1/27/25	—	(33,078)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	130,000	1/29/25	—	(8,016)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	110,000	1/30/25	—	(6,811)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	160,000	2/03/25	—	(8,160)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10,000	10/04/43	—	(4,289)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10,000	10/04/43	—	(4,332)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10,000	10/07/43	—	(4,303)
Net unrealized appreciation (depreciation)					$(174,668)

See Abbreviations on page 46.

|13

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2016 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 95.3%
Austria 1.2%
DO & CO Restaurants & Catering AG.	Hotels, Restaurants & Leisure	92,774	$8,142,656
Botswana 0.3%
Letshego Holdings Ltd	Consumer Finance	9,617,099	2,196,271
Brazil 3.0%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	1,968,970
Cia Hering.	Specialty Retail	466,500	2,155,848
Duratex SA	Paper & Forest Products	281,668	745,571
Gaec Educacao SA	Diversified Consumer Services	633,400	2,838,386
Grendene SA	Textiles, Apparel & Luxury Goods	1,012,512	5,189,944
JSL SA	Road & Rail	1,086,303	3,382,857
[a] Ser Educacional SA, Reg S.	Diversified Consumer Services	1,036,500	4,025,023
			20,306,599
China 8.6%
[b] Biostime International Holdings Ltd	Food Products	29,500	98,480
Chongqing Machinery & Electric Co. Ltd., H	Industrial Conglomerates	25,310,000	2,642,422
COSCO Pacific Ltd	Transportation Infrastructure	6,852,336	6,800,712
Digital China Holdings Ltd	Electronic Equipment, Instruments
	& Components	6,276,000	4,732,208
Green Seal Holding Ltd	Chemicals	866,000	4,020,090
Jiangling Motors Corp. Ltd., B	Automobiles	3,948,718	10,138,425
[b] Sohu.com Inc	Internet Software & Services	77,722	2,942,555
TravelSky Technology Ltd., H.	IT Services	5,296,200	10,130,324
Uni-President China Holdings Ltd	Food Products	11,454,000	9,625,644
[b] Xinchen China Power Holdings Ltd	Auto Components	11,735,200	1,421,816
[c] Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	15,370,000	6,042,251
			58,594,927
Czech Republic 2.5%
[b] Fortuna Entertainment Group NV.	Hotels, Restaurants & Leisure	899,465	3,246,567
[b,d] Moneta Money Bank AS, 144A	Banks	2,567,132	7,560,144
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	197,073	6,455,261
			17,261,972
Egypt 4.4%
[b] Arabian Food Industries Co. DOMTY	Food Products	3,463,043	2,811,788
Eastern Tobacco	Tobacco	116,291	2,357,263
Edita Food Industries SAE	Food Products	2,793,144	4,718,175
Egyptian International Pharmaceutical Industries Co	Pharmaceuticals	1,373,432	11,983,571
[a,b] Global Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	1,959,600	3,625,260
[d] Integrated Diagnostics Holdings PLC, 144A	Health Care Providers & Services	1,049,430	4,145,249
			29,641,306
Estonia 0.5%
Olympic Entertainment Group A.S	Hotels, Restaurants & Leisure	1,557,217	3,353,160
Georgia 1.3%
[b,d] Georgia Healthcare Group PLC, 144A	Health Care Providers & Services	2,288,000	8,847,376
Hong Kong 3.7%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	2,401,176
Bonjour Holdings Ltd	Specialty Retail	10,798,150	473,209
I.T Ltd	Specialty Retail	12,510,395	3,708,719

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Hong Kong (continued)
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	21,186,000	$8,410,556
[b] Ju Teng International Holdings Ltd., wts., 10/14/16	Electronic Equipment, Instruments
	& Components	2,005,000	5,169
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	8,599,408
[c] Sa Sa International Holdings Ltd	Specialty Retail	1,453,455	571,382
Sitoy Group Holdings Ltd	Textiles, Apparel & Luxury Goods	3,119,500	1,242,420
			25,412,039
India 16.4%
Apollo Tyres Ltd	Auto Components	6,308,724	14,158,784
Bajaj Holdings & Investment Ltd	Diversified Financial Services	972,270	23,983,470
Balkrishna Industries Ltd	Auto Components	717,833	7,051,913
Biocon Ltd	Biotechnology	876,899	9,628,459
[b] Equitas Holdings Ltd	Consumer Finance	3,113,000	8,194,799
Federal Bank Ltd	Banks	14,915,344	12,727,044
Great Eastern Shipping Co. Ltd	Oil, Gas & Consumable Fuels	717,900	3,332,464
JK Cement Ltd	Construction Materials	775,102	7,650,113
Redington India Ltd	Electronic Equipment, Instruments
	& Components	3,978,049	6,105,225
Tata Chemicals Ltd	Chemicals	1,700,500	10,842,281
Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	571,834	8,058,170
			111,732,722
Indonesia 1.9%
[b] Bank Permata Tbk PT	Banks	36,875,127	1,967,604
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,609,000	1,967,318
Mandom Indonesia Tbk PT	Personal Products	2,341,500	2,662,709
[b] Panin Financial Tbk PT.	Insurance	396,600,700	6,303,587
			12,901,218
Kazakhstan 0.5%
[b] Nostrum Oil & Gas LP	Oil, Gas & Consumable Fuels	781,116	3,166,282
Kuwait 1.0%
Kuwait Food Co. Americana SAK	Hotels, Restaurants & Leisure	768,500	6,315,043
[b,e] National Gulf Holding	Diversified Financial Services	1,021,638	301,024
			6,616,067
Malaysia 2.1%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,197,500	5,469,547
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,225,800	1,317,868
Oldtown Bhd	Food Products	15,124,025	7,209,964
			13,997,379
Mexico 1.5%
Grupo Herdez SAB de CV	Food Products	4,483,374	9,849,742
Nigeria 0.4%
Access Bank Nigeria PLC	Banks	42,999,778	869,898
UAC of Nigeria PLC	Industrial Conglomerates	30,288,005	2,146,183
			3,016,081

|15

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pakistan 1.0%
Habib Bank Ltd	Banks	2,963,600	$5,573,548
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	600,000	686,492
United Bank Ltd	Banks	434,000	733,346
			6,993,386
Peru 1.2%
[a] Intercorp Financial Services Inc., Reg S	Banks	272,290	8,168,700
Philippines 0.6%
International Container Terminal Services Inc	Transportation Infrastructure	727,380	949,723
Pepsi-Cola Products Philippines Inc	Beverages	45,881,400	3,214,484
			4,164,207
Poland 4.9%
Amica Wronki SA	Household Durables	112,408	5,171,181
[b] AmRest Holdings NV	Hotels, Restaurants & Leisure	58,533	3,242,558
CCC SA	Textiles, Apparel & Luxury Goods	77,281	3,128,075
Fabryki Mebli Forte SA	Household Durables	524,600	8,698,445
[b] IAlbatros Group SA	IT Services	353,556	1,299,756
[d] Prime Car Management SA, 144A	Road & Rail	323,178	2,540,031
Wawel SA	Food Products	21,797	5,471,010
[b] Work Service SA	Professional Services	1,701,802	4,055,762
			33,606,818
Russia 3.1%
[a] Cherkizovo Group PJSC, GDR, Reg S	Food Products	224,987	2,002,385
[a] Globaltrans Investment PLC, GDR, Reg S.	Road & Rail	117,550	460,796
[b,d] Lenta Ltd., GDR, 144A	Food & Staples Retailing	208,000	1,497,600
[a,b] Mail.ru Group Ltd., GDR, Reg S.	Internet Software & Services	464,316	8,450,551
[a] O’Key Group SA, GDR, Reg S.	Food & Staples Retailing	519,393	1,194,604
[a,b] X5 Retail Group NV, GDR, Reg S.	Food & Staples Retailing	370,649	7,375,915
			20,981,851
South Korea 8.9%
Bukwang Pharmaceutical Co. Ltd	Pharmaceuticals	94,558	2,809,490
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	176,343	13,905,633
GS Home Shopping Inc	Internet & Catalog Retail	5,093	757,716
Interpark Holdings Corp	Internet & Catalog Retail	170,863	883,411
[b] I-Sens Inc	Health Care Equipment & Supplies	170,452	5,426,712
KT Skylife Co. Ltd	Media	115,147	1,618,215
LF Corp	Textiles, Apparel & Luxury Goods	230,380	4,226,918
Medy-tox Inc	Biotechnology	28,086	10,510,870
Sebang Global Battery Co. Ltd	Auto Components	258,136	8,487,043
Vieworks Co. Ltd	Health Care Equipment & Supplies	221,640	9,575,162
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	2,221,164
			60,422,334
Sri Lanka 1.3%
Hatton National Bank PLC	Banks	88,685	129,116
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	8,837,868
			8,966,984
Switzerland 0.2%
[b,d] Wizz Air Holdings PLC, 144A.	Airlines	60,600	1,296,905

|16

	TEMPLETON GLOBAL INVESTMENT TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Taiwan 9.3%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	$8,938,519
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	3,232,220	10,237,120
Merida Industry Co. Ltd	Leisure Products	1,490,000	6,269,058
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	1,976,000	7,332,153
[b] Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	5,566,092
PChome Online Inc	Internet Software & Services	487,000	5,353,144
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	1,634,500	2,134,163
Shin Zu Shing Co. Ltd	Machinery	1,793,000	5,873,669
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	171,000	3,838,938
TTY Biopharm Co. Ltd	Pharmaceuticals	2,294,900	8,087,910
			63,630,766
Thailand 3.3%
Beauty Community PCL, fgn	Specialty Retail	33,298,800	7,822,184
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	950,900	1,847,919
DSG International Thailand PCL, fgn	Household Products	27,442,800	2,688,019
Dynasty Ceramic PCL, fgn	Building Products	12,447,800	1,488,632
Major Cineplex Group PCL, fgn	Media	1,627,500	1,529,257
Tisco Financial Group PCL, fgn	Banks	5,172,000	7,289,693
			22,665,704
Turkey 6.8%
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	284,304	1,401,443
Coca-Cola Icetek AS	Beverages	225,859	2,759,399
[b] Ozak Gayrimenkul Yatirim Ortakligi	Real Estate Investment Trusts (REITs)	7,266,311	6,420,521
Pinar Entegre Et ve Un Sanayi AS	Food Products	1,570,898	5,765,315
[f] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	17,453,315
[f] Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts (REITs)	24,575,397	5,300,475
Soda Sanayii AS	Chemicals	3,437,734	5,441,345
Yazicilar Holding AS	Industrial Conglomerates	405,627	1,721,509
			46,263,322
United Arab Emirates 1.1%
[g] Aramex Co	Air Freight & Logistics	8,427,789	7,434,361
United Kingdom 1.0%
Stock Spirits Group PLC	Beverages	3,181,741	6,841,085
United States 0.7%
[b] Luxoft Holding Inc	IT Services	89,304	4,645,594
Vietnam 2.6%
DHG Pharmaceutical JSC.	Pharmaceuticals	1,118,432	5,160,876
Imexpharm Pharmaceutical JSC	Pharmaceuticals	545,094	1,094,022
Vietnam Container Shipping JSC	Marine	1,993,943	5,851,007
Vietnam Dairy Products JSC	Food Products	509,616	3,219,132
[b] Vingroup JSC	Real Estate Management & Development	1,110,588	2,457,857
			17,782,894
Total Common Stocks and Other Equity
Interests (Cost $645,255,034)			648,900,708

|17

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
	Industry	Warrants	Value
Participatory Notes 1.6%
Saudi Arabia 1.6%
[d] Deutsche Bank AG/London, Saudi Dairy & Foodstuff Co.,
144A, 4/12/18	Food Products	40,309	$1,595,832
[d] HSBC Bank PLC, Mouwasat Medical Services Co., 144A,
3/05/18	Health Care Providers & Services	279,525	9,594,594
Total Participatory Notes
(Cost $10,405,296)			11,190,426

Preferred Stocks 1.0%
Brazil 0.4%
[b] Marcopolo SA, pfd	Machinery	3,572,200	2,669,806
Chile 0.6%
[h] Embotelladora Andina SA, 3.05%, pfd., A	Beverages	1,250,500	3,967,592
Total Preferred Stocks (Cost $6,206,544)			6,637,398
Total Investments before Short Term
Investments (Cost $661,866,874)			666,728,532

Short Term Investments 1.8%
Money Market Funds (Cost $8,086,851)
1.2%
United States 1.2%
[b,i] Institutional Fiduciary Trust Money Market Portfolio		8,086,851	8,086,851

Investments from Cash Collateral
Received for Loaned Securities
(Cost $3,778,978) 0.6%
Money Market Funds 0.6%
United States 0.6%
[b,i] Institutional Fiduciary Trust Money Market Portfolio		3,778,978	3,778,978
Total Investments (Cost $673,732,703)
99.7%			678,594,361
Other Assets, less Liabilities 0.3%			2,285,599
Net Assets 100.0%			$680,879,960

|18

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, the aggregate value of these securities was $35,303,234, representing 5.2% of net assets.
bNon-income producing.
cA portion or all of the security is on loan at June 30, 2016.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $37,077,731, representing 5.4% of net assets.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the value of this security was $301,024, representing less than
0.1% of net assets.
fSee Note 7 regarding holdings of 5% voting securities.
gAt June 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
hVariable rate security. The rate shown represents the yield at period end.
iSee Note 8 regarding investments in affiliated management investment companies.

|19

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2016 (unaudited)
Templeton Frontier Markets Fund
	Industry	Shares	Value

Common Stocks 82.8%
Argentina 3.7%
Banco Macro SA, ADR	Banks	24,686	$1,832,195
Telecom Argentina SA, B, ADR	Diversified Telecommunication Services	261,695	4,796,869
YPF Sociedad Anonima, D, ADR	Oil, Gas & Consumable Fuels	57,500	1,104,000
			7,733,064
Bangladesh 3.1%
Brac Bank Ltd	Banks	6,190,494	4,181,967
Islami Bank Bangladesh Ltd	Banks	5,970,030	2,244,801
			6,426,768
Botswana 1.0%
Letshego Holdings Ltd	Consumer Finance	9,281,546	2,119,641
Cambodia 0.8%
NagaCorp Ltd	Hotels, Restaurants & Leisure	2,623,611	1,744,915
Egypt 6.4%
Eastern Tobacco	Tobacco	131,546	2,666,488
Egyptian International Pharmaceutical Industries Co	Pharmaceuticals	579,818	5,059,071
[a,b] Global Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	3,135,881	5,801,380
			13,526,939
Kazakhstan 0.6%
[a,b] KazMunaiGas Exploration Production, GDR, Reg S	Oil, Gas & Consumable Fuels	185,896	1,336,592
Kenya 5.5%
East African Breweries Ltd	Beverages	1,986,000	5,421,721
[a] KCB Group Ltd	Banks	18,304,442	6,155,796
			11,577,517
Kuwait 11.0%
Kuwait Food Co. Americana SAK	Hotels, Restaurants & Leisure	1,582,405	13,003,195
Mobile Telecommunications Co	Wireless Telecommunication Services	4,803,572	5,331,997
National Bank of Kuwait SAK	Banks	2,159,869	4,222,408
[a,c] National Gulf Holding	Diversified Financial Services	2,103,637	619,834
			23,177,434
Nigeria 7.3%
Guaranty Trust Bank PLC	Banks	22,900,586	1,887,219
Nigerian Breweries PLC	Beverages	6,928,605	3,297,010
[b] SEPLAT Petroleum Development Co. PLC, Reg S	Oil, Gas & Consumable Fuels	1,209,203	1,124,615
UAC of Nigeria PLC	Industrial Conglomerates	15,596,635	1,105,165
Zenith Bank PLC	Banks	143,579,232	8,022,123
			15,436,132
Oman 3.3%
Bank Muscat SAOG	Banks	7,139,120	6,972,050
Pakistan 7.5%
Habib Bank Ltd	Banks	1,821,100	3,424,885
Indus Motor Co. Ltd	Automobiles	498,054	4,469,411
United Bank Ltd	Banks	4,592,300	7,759,781
			15,654,077
Romania 2.4%
Banca Transilvania	Banks	3,381,424	1,725,873
[a,c] OMV Petrom SA	Oil, Gas & Consumable Fuels	57,483,297	3,385,311
			5,111,184

Quarterly Statement of Investments | See Notes to Statements of Investments. | 20

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Senegal 3.5%
Sonatel	Diversified Telecommunication Services	188,609	$7,277,845
South Africa 1.8%
MTN Group Ltd	Wireless Telecommunication Services	385,549	3,742,116
Sri Lanka 3.2%
Commercial Bank of Ceylon PLC	Banks	1,810,704	1,510,837
Hatton National Bank PLC	Banks	3,604,725	5,105,075
			6,615,912
Ukraine 2.1%
[b] MHP SA, GDR, Reg S	Food Products	474,847	4,368,592
United Arab Emirates 4.6%
[d] Aramex Co	Air Freight & Logistics	10,946,480	9,656,161
Vietnam 12.5%
Binh Minh Plastics JSC.	Building Products	644,382	4,214,760
DHG Pharmaceutical JSC.	Pharmaceuticals	1,484,439	6,849,774
[a] Hoa Phat Group JSC	Metals & Mining	705,723	1,252,005
Imexpharm Pharmaceutical JSC	Pharmaceuticals	1,059,783	2,127,020
PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	1,082,507	1,503,381
PetroVietnam Technical Services Corp	Energy Equipment & Services	3,074,724	2,506,999
Vietnam Dairy Products JSC	Food Products	1,231,988	7,782,197
			26,236,136
Zimbabwe 2.5%
Delta Corp. Ltd	Beverages	7,869,209	5,272,370
Total Common Stocks (Cost $178,489,916) .			173,985,445

Participatory Notes 10.7%
Saudi Arabia 10.7%
[e] Deutsche Bank AG/London, Savola Al-Azizia United Co.,
144A, 9/27/16	Food Products	197,551	1,927,609
[e] HSBC Bank PLC,
Mouwasat Medical Services Co., 144A, 3/05/18	Health Care Providers & Services	126,880	4,355,110
Samba Financial Group, 144A, 6/29/17	Banks	1,179,297	6,287,991
Merrill Lynch International & Co. CV,
Saudi British Bank, 3/02/17	Banks	61,585	334,938
[e] Saudi Dairy & Foodstuff Co., 144A, 4/02/18	Food Products	117,658	4,658,077
[e] Morgan Stanley BV,
Saudi British Bank, 144A, 9/08/17.	Banks	144,043	783,395
Savola Al-Azizia United Co., 144A, 8/21/17	Food Products	421,597	4,113,745
Total Participatory Notes
(Cost $25,279,526)			22,460,865
Total Investments (Cost $203,769,442)
93.5%			196,446,310
Other Assets, less Liabilities 6.5%			13,576,273
Net Assets 100.0%			$210,022,583

|21

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, the aggregate value of these securities was $12,631,179, representing 6.0% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the aggregate value of these securities was $4,005,145, representing 1.9% of net assets.
dAt June 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $22,125,927, representing 10.5% of net assets.

|22

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, June 30, 2016 (unaudited)
Templeton Global Balanced Fund
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests 64.9%
Austria 0.2%
UNIQA Insurance Group AG	Insurance	698,239	$4,164,906
Belgium 0.7%
UCB SA	Pharmaceuticals	200,660	14,966,956
Canada 0.4%
Precision Drilling Corp	Energy Equipment & Services	1,815,900	9,626,898
China 2.7%
China Life Insurance Co. Ltd., H.	Insurance	5,156,000	11,045,082
China Mobile Ltd	Wireless Telecommunication Services	983,000	11,244,675
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	26,602,000	11,863,571
GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	35,170,700	4,623,876
Haier Electronics Group Co. Ltd	Household Durables	4,165,000	6,366,852
Shanghai Pharmaceuticals Holding Co. Ltd.,
H	Health Care Providers & Services	5,765,200	12,691,919
			57,835,975
Denmark 1.4%
[a,b] DONG Energy A/S, 144A	Electric Utilities	289,280	10,374,292
[a] H. Lundbeck AS	Pharmaceuticals	537,290	20,030,302
			30,404,594
France 5.9%
AXA SA	Insurance	1,158,260	22,890,298
BNP Paribas SA.	Banks	505,770	22,317,638
Cie Generale des Etablissements Michelin,
B	Auto Components	147,324	13,933,733
Compagnie de Saint-Gobain	Building Products	397,507	15,157,869
Credit Agricole SA	Banks	1,559,980	13,090,138
Sanofi	Pharmaceuticals	100,270	8,338,198
Technip SA	Energy Equipment & Services	239,507	12,977,018
Total SA, B	Oil, Gas & Consumable Fuels	366,440	17,643,950
			126,348,842
Germany 1.9%
Bayer AG	Pharmaceuticals	157,350	15,718,557
Deutsche Lufthansa AG	Airlines	768,570	8,982,872
Siemens AG	Industrial Conglomerates	156,850	15,983,722
			40,685,151
Hong Kong 0.4%
CK Hutchison Holdings Ltd	Industrial Conglomerates	737,352	8,035,511
Ireland 0.8%
CRH PLC	Construction Materials	574,232	16,571,589
Israel 1.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	523,801	26,310,524
Italy 1.6%
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	25,504,319
UniCredit SpA	Banks	4,354,933	9,522,503
			35,026,822

Quarterly Statement of Investments | See Notes to Statements of Investments. | 23

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Japan 4.0%
CANON Inc	Technology Hardware, Storage & Peripherals	277,100	$7,814,609
Kirin Holdings Co. Ltd	Beverages	583,000	9,726,545
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	970,500	6,953,958
Nissan Motor Co. Ltd	Automobiles	1,633,300	14,516,641
Omron Corp	Electronic Equipment, Instruments
	& Components	258,200	8,275,401
SoftBank Group Corp	Wireless Telecommunication Services	245,900	13,783,734
Suntory Beverage & Food Ltd	Beverages	219,800	9,832,738
[a] Toshiba Corp	Industrial Conglomerates	5,177,000	13,855,461
			84,759,087
Netherlands 2.3%
Aegon NV	Insurance	2,992,912	11,726,599
[a] ASR Nederland NV	Insurance	766,500	16,547,606
ING Groep NV, IDR	Banks	1,201,070	12,236,778
[a] QIAGEN NV	Life Sciences Tools & Services	383,180	8,291,431
			48,802,414
Norway 1.0%
Telenor ASA	Diversified Telecommunication Services	1,325,350	21,799,770
Portugal 1.0%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,600,398	22,204,522
Singapore 1.2%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	4,426,299	13,572,866
United Overseas Bank Ltd	Banks	894,000	12,226,662
			25,799,528
South Africa 0.0%
[a,c] Edcon Holdings Ltd., F wts., 2/20/49.	Specialty Retail	4,441	—
[a,c] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	79,464,087	—
[a,c] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	6,435,002	—
			—
South Korea 2.3%
[d] Hyundai Motor Co., GDR, Reg S	Automobiles	301,840	12,209,428
KB Financial Group Inc	Banks	313,845	8,875,676
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	21,968	27,156,514
			48,241,618
Spain 1.1%
Tecnicas Reunidas SA	Energy Equipment & Services	292,432	8,685,892
Telefonica SA	Diversified Telecommunication Services	1,520,951	14,281,999
			22,967,891
Switzerland 4.1%
ABB Ltd	Electrical Equipment	814,710	15,958,668
Credit Suisse Group AG	Capital Markets	1,117,916	11,807,923
Glencore PLC	Metals & Mining	4,748,520	9,677,968
Roche Holding AG	Pharmaceuticals	146,010	38,308,740
Swiss Re AG	Insurance	141,650	12,298,778
			88,052,077

|24

	TEMPLETON GLOBAL INVESTMENT TRUST
	STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Taiwan 1.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	1,054,000	$7,772,862
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	12,073,000	22,867,660
			30,640,522
Thailand 0.9%
Bangkok Bank PCL, fgn	Banks	4,178,800	19,275,786
United Kingdom 12.4%
Aberdeen Asset Management PLC	Capital Markets	2,802,180	10,439,577
Aviva PLC	Insurance	2,582,584	13,564,409
BAE Systems PLC	Aerospace & Defense	2,822,060	19,717,778
Barclays PLC	Banks	4,794,815	8,861,261
BP PLC	Oil, Gas & Consumable Fuels	6,699,380	39,139,735
Carillion PLC	Construction & Engineering	4,169,170	12,997,342
[a,e] CEVA Holdings LLC	Air Freight & Logistics	246	86,348
GlaxoSmithKline PLC	Pharmaceuticals	393,283	8,414,055
HSBC Holdings PLC	Banks	4,927,392	30,103,742
Kingfisher PLC	Specialty Retail	1,517,388	6,525,095
Marks & Spencer Group PLC.	Multiline Retail	2,371,620	10,078,308
Petrofac Ltd	Energy Equipment & Services	990,990	10,253,956
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,145,659	31,499,560
Sky PLC	Media	958,040	10,832,781
Standard Chartered PLC	Banks	1,405,926	10,584,340
[a] Tesco PLC.	Food & Staples Retailing	5,984,680	13,956,972
Vodafone Group PLC	Wireless Telecommunication Services	9,205,576	27,943,389
			264,998,648
United States 16.0%
Allegheny Technologies Inc	Metals & Mining	650,470	8,293,493
[a] Alphabet Inc., A	Internet Software & Services	18,610	13,092,693
Amgen Inc	Biotechnology	180,420	27,450,903
Baker Hughes Inc	Energy Equipment & Services	244,230	11,022,100
Best Buy Co. Inc	Specialty Retail	645,634	19,756,425
[a] Chesapeake Energy Corp	Oil, Gas & Consumable Fuels	666,210	2,851,379
Chevron Corp	Oil, Gas & Consumable Fuels	78,420	8,220,769
Cisco Systems Inc	Communications Equipment	493,490	14,158,228
Citigroup Inc	Banks	550,570	23,338,662
Comcast Corp., A	Media	280,562	18,289,837
ConocoPhillips	Oil, Gas & Consumable Fuels	170,440	7,431,184
Devon Energy Corp	Oil, Gas & Consumable Fuels	410,640	14,885,700
Eli Lilly & Co	Pharmaceuticals	257,690	20,293,087
General Motors Co	Automobiles	985,600	27,892,480
Gilead Sciences Inc	Biotechnology	228,800	19,086,496
Halliburton Co	Energy Equipment & Services	518,235	23,470,863
HP Inc	Technology Hardware, Storage & Peripherals	625,210	7,846,386
[a] Ionis Pharmaceuticals Inc	Biotechnology	151,130	3,519,818
JPMorgan Chase & Co	Banks	487,826	30,313,508
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	600,590	8,216,071
Medtronic PLC	Health Care Equipment & Supplies	177,120	15,368,702
Microsoft Corp	Software	96,422	4,933,914
Pfizer Inc	Pharmaceuticals	260,172	9,160,656

|25

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants		Value

Common Stocks and Other Equity Interests (continued)
United States (continued)
[a,f,g] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888		$4,128,508
				343,021,862
Total Common Stocks and Other
Equity Interests
(Cost $1,594,391,845)				1,390,541,493

Equity-Linked Securities 2.5%
United States 2.5%
[b] The Goldman Sachs Group Inc. into Applied
Materials Inc., 6.00%, 144A	Semiconductors & Semiconductor Equipment	899,337		19,357,330
[b] The Goldman Sachs Group Inc. into
Microsoft Corp., 4.70%, 144A	Software	390,308		20,016,048
[b] Royal Bank of Canada into Macy’s Inc.,
4.20%, 144A	Multiline Retail	386,111		12,970,588
Total Equity-Linked Securities
(Cost $63,286,797)				52,343,966

Convertible Preferred Stocks
0.0%†
United Kingdom 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		6,300
[a,e] CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		186,921
Total Convertible Preferred
Stocks (Cost $802,629)				193,221

Preferred Stocks
(Cost $4,965,561) 0.1%
Germany 0.1%
Draegerwerk AG & Co. KGAA, 0.347%, pfd	Health Care Equipment & Supplies	42,110		2,559,014
		Principal
		Amount*

Corporate Bonds and Notes 0.6%
Russia 0.1%
[b] LUKOIL International Finance BV, 144A,
6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,264,300
South Africa 0.1%
[b] Edcon Ltd.,
[h] secured note, 144A, 9.50%, 3/01/18	Specialty Retail	800,000	EUR	270,828
[i] senior secured note, 144A, PIK,
12.75%, 6/30/19	Specialty Retail	1,914,255	EUR	512,590
[i] super senior secured note, 144A, PIK,
8.00%, 6/30/19	Specialty Retail	1,219,820	EUR	995,145
[i] super senior secured note, 144A, PIK,
8.00%, 6/30/19	Specialty Retail	609,909	EUR	497,572
				2,276,135
Ukraine 0.2%
[b] Ukreximbank (BIZ Finance PLC), loan
participation, senior note, 144A, 9.75%,
1/22/25	Diversified Financial Services	3,880,000		3,705,400

|26

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Principal
	Industry	Amount*			Value

Corporate Bonds and
Notes (continued)
United States 0.2%
[h] BreitBurn Energy Partners LP/BreitBurn
Finance Corp., senior bond, 7.875%,
4/15/22	Oil, Gas & Consumable Fuels	1,500,000			$322,500
[b,h] Fontainebleau Las Vegas, senior secured
bond, first lien, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000			1,975
General Electric Co., senior note, A, 8.50%,
4/06/18	Industrial Conglomerates	59,000,000		MXN	3,379,415
[b,h] Linn Energy LLC/Finance Corp., senior
secured note, second lien, 144A, 12.00%,
12/15/20	Oil, Gas & Consumable Fuels	500,000			173,750
					3,877,640
Total Corporate Bonds and Notes
(Cost $17,900,841)					12,123,475

[j] Senior Floating Rate Interests
0.0%†
United States 0.0%†
[e] Erickson Air-Crane Inc., Purchase Price
Notes, 6.00%, 11/02/20	Aerospace & Defense	35,933			27,040
FRAM Group Holdings Inc. (Autoparts
Holdings), Second Lien Term Loan, 11.00%,
1/29/18	Auto Components	129,582			106,258
[g,i] Turtle Bay Holdings LLC, Term Loan B, PIK,
3.25%, 6/30/17	Hotels, Restaurants & Leisure	672,380			663,978
Total Senior Floating Rate
Interests (Cost $799,404)					797,276

Foreign Government and Agency
Securities 26.5%
Brazil 5.4%
Letra Tesouro Nacional,
Strip, 7/01/16		230	[k]	BRL	71,587
Strip, 10/01/16		5,280	[k]	BRL	1,589,504
Strip, 1/01/17		13,620	[k]	BRL	3,972,966
Strip, 1/01/18		6,870	[k]	BRL	1,785,294
Strip, 1/01/19		37,430	[k]	BRL	8,713,542
Strip, 7/01/19		67,460	[k]	BRL	14,860,328
Nota Do Tesouro Nacional,
10.00%, 1/01/21		98,935	[k]	BRL	28,772,564
10.00%, 1/01/23		19,000	[k]	BRL	5,398,705
10.00%, 1/01/25		61,720	[k]	BRL	17,288,760
10.00%, 1/01/27		1,390	[k]	BRL	383,470
[l] Index Linked, 6.00%, 8/15/16		3,120	[k]	BRL	2,806,617
[l] Index Linked, 6.00%, 8/15/18		5,785	[k]	BRL	5,178,918
[l] Index Linked, 6.00%, 8/15/22		3,450	[k]	BRL	3,071,662
[l] Index Linked, 6.00%, 5/15/45		15,735	[k]	BRL	14,106,619
senior note, 10.00%, 1/01/17		23,050	[k]	BRL	7,050,427
senior note, 10.00%, 1/01/19		5,490	[k]	BRL	1,633,472
					116,684,435

|27

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Colombia 0.9%
Government of Colombia,
senior bond, 7.75%, 4/14/21	689,000,000	COP	$243,034
senior bond, 4.375%, 3/21/23	52,000,000	COP	15,277
senior bond, 9.85%, 6/28/27	83,000,000	COP	33,462
Titulos De Tesoreria B,
5.00%, 11/21/18	126,000,000	COP	41,547
7.75%, 9/18/30	19,562,000,000	COP	6,773,765
senior bond, 11.25%, 10/24/18	736,000,000	COP	275,349
senior bond, 7.00%, 5/04/22	725,000,000	COP	247,520
senior bond, 10.00%, 7/24/24	1,630,000,000	COP	648,687
senior bond, 7.50%, 8/26/26	28,812,000,000	COP	9,807,910
senior bond, 6.00%, 4/28/28	5,583,000,000	COP	1,679,068
senior note, 7.00%, 9/11/19	481,000,000	COP	165,691
senior note, B, 11.00%, 7/24/20	677,000,000	COP	265,545
			20,196,855
El Salvador 0.0%†
[b] Government of El Salvador, 144A, 7.65%,
6/15/35	100,000		91,520
Ghana 0.7%
Ghana Treasury Note, 24.25%, 6/11/18	3,060,000	GHS	773,704
Government of Ghana,
26.00%, 6/05/17	2,070,000	GHS	532,336
23.00%, 8/21/17	29,760,000	GHS	7,495,254
22.49%, 4/23/18	50,000	GHS	12,317
23.47%, 5/21/18	5,050,000	GHS	1,263,247
19.04%, 9/24/18	3,220,000	GHS	745,273
24.50%, 10/22/18	6,021,000	GHS	1,528,212
24.50%, 4/22/19	3,310,000	GHS	841,167
24.50%, 5/27/19	270,000	GHS	68,268
24.50%, 6/21/21	280,000	GHS	71,891
senior note, 24.00%, 11/23/20	7,760,000	GHS	1,958,660
			15,290,329
India 1.3%
Government of India,
senior bond, 7.80%, 5/03/20	302,000,000	INR	4,548,088
senior bond, 8.35%, 5/14/22	89,100,000	INR	1,367,846
senior bond, 8.28%, 9/21/27	91,200,000	INR	1,408,191
senior bond, 8.60%, 6/02/28	313,200,000	INR	4,952,318
senior note, 7.28%, 6/03/19	11,700,000	INR	173,967
senior note, 8.12%, 12/10/20	226,800,000	INR	3,460,504
senior note, 7.16%, 5/20/23	56,000,000	INR	812,278
senior note, 8.83%, 11/25/23	756,500,000	INR	11,945,807
			28,668,999
Indonesia 3.8%
Government of Indonesia,
7.875%, 4/15/19	3,226,000,000	IDR	248,680
FR28, 10.00%, 7/15/17	4,156,000,000	IDR	324,931
FR31, 11.00%, 11/15/20	4,464,000,000	IDR	385,163
FR34, 12.80%, 6/15/21	24,641,000,000	IDR	2,289,257

|28

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
FR35, 12.90%, 6/15/22	21,458,000,000	IDR	$2,056,071
FR36, 11.50%, 9/15/19	7,623,000,000	IDR	647,342
FR39, 11.75%, 8/15/23	1,616,000,000	IDR	151,204
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	196,490
FR43, 10.25%, 7/15/22	154,000,000	IDR	13,299
FR44, 10.00%, 9/15/24	968,000,000	IDR	84,730
FR46, 9.50%, 7/15/23	73,000,000,000	IDR	6,174,296
FR48, 9.00%, 9/15/18	2,688,000,000	IDR	210,564
FR61, 7.00%, 5/15/22	3,631,000,000	IDR	270,625
senior bond, 5.625%, 5/15/23	2,150,000,000	IDR	147,713
senior bond, 9.00%, 3/15/29	64,873,000,000	IDR	5,479,530
senior bond, FR53, 8.25%, 7/15/21	243,142,000,000	IDR	19,166,130
senior bond, FR56, 8.375%, 9/15/26	155,145,000,000	IDR	12,564,247
senior bond, FR70, 8.375%, 3/15/24	380,674,000,000	IDR	30,432,298
senior note, 8.50%, 10/15/16	616,000,000	IDR	46,941
senior note, 5.25%, 5/15/18	3,226,000,000	IDR	236,838
			81,126,349
Malaysia 4.4%
Government of Malaysia,
3.314%, 10/31/17	4,460,000	MYR	1,113,976
senior bond, 4.262%, 9/15/16	13,344,000	MYR	3,324,520
senior bond, 3.814%, 2/15/17	2,570,000	MYR	642,599
senior bond, 4.24%, 2/07/18	2,891,000	MYR	732,652
senior bond, 3.26%, 3/01/18	2,341,000	MYR	584,416
senior note, 3.172%, 7/15/16	257,164,000	MYR	63,866,703
senior note, 3.394%, 3/15/17	17,952,000	MYR	4,479,063
senior note, 4.012%, 9/15/17	81,812,000	MYR	20,596,717
			95,340,646
Mexico 4.6%
Government of Mexico,
7.25%, 12/15/16	8,540,820[m] MXN		47,325,186
7.75%, 12/14/17	2,642,100[m] MXN		15,135,500
senior note, 8.50%, 12/13/18	5,970,000[m] MXN		35,310,555
senior note, M, 5.00%, 6/15/17	137,500[m] MXN		756,254
			98,527,495
Peru 0.1%
Government of Peru, senior bond, 7.84%,
8/12/20	6,988,000	PEN	2,326,356
Philippines 0.2%
Government of the Philippines,
senior note, 2.875%, 5/22/17	12,380,000	PHP	264,184
senior note, 5.875%, 1/31/18	400,000	PHP	8,859
senior note, 5.00%, 8/18/18	8,120,000	PHP	179,618
senior note, 3.875%, 11/22/19	113,730,000	PHP	2,486,184
senior note, 5-72, 2.125%, 5/23/18	36,592,000	PHP	773,839
			3,712,684

|29

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Poland 0.3%
Government of Poland,
4.75%, 10/25/16	11,055,000	PLN	$2,830,562
5.75%, 9/23/22	12,900,000	PLN	3,905,813
			6,736,375
Portugal 0.9%
[b] Government of Portugal, 144A, 5.125%,
10/15/24	18,670,000		18,786,968
Republic of Montenegro 0.2%
[b] Government of Montenegro, 144A, 5.375%,
5/20/19	3,320,000	EUR	3,792,895
Serbia 0.1%
Serbia Treasury Note,
10.00%, 8/15/16	2,800,000	RSD	25,444
8.00%, 10/02/16	172,050,000	RSD	1,569,116
10.00%, 10/17/16	1,600,000	RSD	14,702
10.00%, 12/19/16	1,600,000	RSD	14,855
10.00%, 11/21/18	1,430,000	RSD	14,199
			1,638,316
Slovenia 0.0%†
[b] Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	622,000		707,914
South Korea 1.2%
Korea Monetary Stabilization Bond,
senior note, 1.61%, 11/09/16	1,557,200,000	KRW	1,352,639
senior note, 2.07%, 12/02/16	1,492,400,000	KRW	1,299,213
senior note, 1.96%, 2/02/17	2,775,300,000	KRW	2,417,959
senior note, 1.70%, 8/02/17	793,800,000	KRW	692,024
senior note, 1.56%, 10/02/17	3,729,000,000	KRW	3,247,744
senior note, 1.49%, 2/02/18	1,879,400,000	KRW	1,636,780
Korea Treasury Bond,
senior note, 3.00%, 12/10/16	3,696,560,000	KRW	3,231,477
senior note, 2.00%, 12/10/17	2,708,000,000	KRW	2,374,719
senior note, 1.50%, 6/10/19	2,125,300,000	KRW	1,857,848
senior note, 2.00%, 3/10/21	6,224,200,000	KRW	5,576,662
senior note, 1.375%, 9/10/21	1,240,900,000	KRW	1,081,421
			24,768,486
Sri Lanka 0.2%
Government of Sri Lanka,
8.00%, 6/15/17	740,000	LKR	4,963
10.60%, 7/01/19	24,210,000	LKR	162,806
10.60%, 9/15/19	9,170,000	LKR	61,373
8.00%, 11/01/19	740,000	LKR	4,586
A, 7.50%, 8/15/18	5,920,000	LKR	37,851
A, 8.00%, 11/15/18	22,960,000	LKR	147,343
A, 9.00%, 5/01/21	220,400,000	LKR	1,358,499
C, 8.50%, 4/01/18	249,010,000	LKR	1,639,979
			3,417,400

|30

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Principal
		Amount*		Value

Foreign Government and Agency
Securities (continued)
[n] Supranational 0.2%
Inter-American Development Bank, senior
note, 7.50%, 12/05/24		60,000,000	MXN	$3,693,696
Ukraine 1.4%
[b] Government of Ukraine,
144A, 7.75%, 9/01/23		2,992,000		2,894,835
144A, 7.75%, 9/01/24		5,992,000		5,755,825
144A, 7.75%, 9/01/25		5,992,000		5,731,438
144A, 7.75%, 9/01/26		5,992,000		5,707,530
144A, 7.75%, 9/01/27		5,890,000		5,589,610
[a,o] 144A, VRI, GDP Linked Securities,
5/31/40	.	12,038,000		3,957,492
				29,636,730
Uruguay 0.5%
[p] Government of Uruguay,
Index Linked, 4.25%, 4/05/27		19,143,899	UYU	569,577
senior bond, Index Linked, 5.00%,
9/14/18	.	15,950,126	UYU	518,819
senior bond, Index Linked, 4.375%,
12/15/28	.	43,177,445	UYU	1,272,394
senior bond, Index Linked, 4.00%,
7/10/30	.	350,666	UYU	9,884
senior bond, Index Linked, 3.70%,
6/26/37	.	5,529,230	UYU	144,736
Uruguay Notas del Tesoro,
11.00%, 3/21/17		70,000	UYU	2,231
7, 13.25%, 4/08/18		10,830,000	UYU	343,400
[p] 10, Index Linked, 4.25%, 1/05/17		412,452	UYU	13,382
[p] 13, Index Linked, 4.00%, 5/25/25		309,339	UYU	9,155
[p] 18, Index Linked, 2.25%, 8/23/17		2,199,744	UYU	69,371
senior note, 13.90%, 7/29/20		213,308,000	UYU	6,789,608
Uruguay Treasury Bill,
Strip, 7/28/16		164,000	UYU	5,314
Strip, 11/03/16		370,000	UYU	11,504
Strip, 4/03/17		230,000	UYU	6,751
Strip, 5/19/17		25,570,000	UYU	737,728
				10,503,854
Zambia 0.1%
[b] Government of Zambia International Bond,
144A, 8.50%, 4/14/24		3,100,000		2,747,917
Total Foreign Government and
Agency Securities
(Cost $608,013,293)				568,396,219

|31

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares			Value
Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,e] NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000			$—
Total Investments before Short
Term Investments
(Cost $2,290,160,370)					2,026,954,664

		Principal
		Amount*
Short Term Investments 4.5%
Foreign Government and Agency
Securities 1.6%
Malaysia 0.3%
[q] Bank of Negara Monetary Note, 7/05/16 -
10/18/16		28,500,000		MYR	7,032,281
[q] Malaysia Treasury Bill, 1/20/17.		410,000		MYR	100,571
					7,132,852
Mexico 1.0%
[q] Mexico Treasury Bill, 7/07/16 - 5/25/17		37,519,950	[r]	MXN	20,158,077
Philippines 0.2%
[q] Philippine Treasury Bill, 7/20/16 - 6/07/17		202,680,000		PHP	4,275,003
South Korea 0.1%
Korea Monetary Stabilization Bond,
senior note, 1.57%, 7/09/16 - 1/09/17		249,000,000		KRW	216,291
senior note, 1.56%, 8/09/16		1,864,900,000		KRW	1,618,327
senior note, 1.52%, 9/09/16		842,900,000		KRW	731,584
senior note, 1.53%, 10/08/16		35,200,000		KRW	30,558
					2,596,760
Total Foreign Government and
Agency Securities
(Cost $34,856,694)					34,162,692
Total Investments before Money
Market Funds
(Cost $2,325,017,064)					2,061,117,356

		Shares
Money Market Funds
(Cost $62,067,922) 2.9%
United States 2.9%
[a,s] Institutional Fiduciary Trust Money Market
Portfolio.		62,067,922			62,067,922
Total Investments
(Cost $2,387,084,986) 99.1%					2,123,185,278
Other Assets, less Liabilities
0.9%					18,476,013
Net Assets 100.0%.					$2,141,661,291

|32

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $126,903,762, representing 5.9% of net assets.
cSee Note 6 regarding restricted securities.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, the aggregate value of this security was $12,209,428, representing 0.6% of net assets.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the aggregate value of these securities was $306,609, representing less than 0.01% of net assets.
fThe security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 9.
gAt June 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hDefaulted security or security for which income has been deemed uncollectible.
iIncome may be received in additional securities and/or cash.
jThe coupon rate shown represents the rate at period end.
kPrincipal amount is stated in 1,000 Brazilian Real Units.
lRedemption price at maturity is adjusted for inflation.
mPrincipal amount is stated in 100 Mexican Peso Units.
nA supranational organization is an entity formed by two or more central governments through international treaties.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pPrincipal amount of security is adjusted for inflation.
qThe security is traded on a discount basis with no stated coupon rate.
rPrincipal amount is stated in 10 Mexican Peso Units.
sSee Note 8 regarding investments in affiliated management investment companies.

At June 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	JPHQ	Buy	83,694,000	$1,828,578	7/01/16	$—	$(51,792)
Philippine Peso	JPHQ	Sell	83,694,000	1,781,899	7/01/16	5,113	—
Chilean Peso	MSCO	Buy	176,890,000	253,678	7/05/16	13,450	—
Chilean Peso	MSCO	Sell	176,890,000	261,962	7/05/16	—	(5,167)
Euro	BZWS	Buy	1,887,488	2,094,168	7/06/16	1,319	—
Euro	BZWS	Sell	1,887,488	2,108,745	7/06/16	13,258	—
Chilean Peso	DBAB	Buy	1,164,739,000	1,711,794	7/07/16	46,791	—
Chilean Peso	DBAB	Sell	1,164,739,000	1,755,447	7/07/16	—	(3,138)
Japanese Yen	DBAB	Sell	160,839,000	1,359,632	7/07/16	—	(198,092)
Japanese Yen	JPHQ	Sell	304,225,000	2,545,795	7/07/16	—	(400,621)
Chilean Peso	DBAB	Buy	127,112,750	185,851	7/11/16	5,998	—
Chilean Peso	DBAB	Sell	127,112,750	191,579	7/11/16	—	(269)
Chilean Peso	MSCO	Buy	559,655,000	826,138	7/11/16	18,537	—
Euro	DBAB	Sell	891,053	1,013,760	7/11/16	24,329	—
Japanese Yen	BZWS	Sell	86,450,000	809,506	7/11/16	—	(27,865)
Chilean Peso	DBAB	Buy	127,112,750	186,972	7/14/16	4,822	—
Euro	CITI	Sell	38,305,000	43,442,084	7/15/16	901,619	—
Euro	JPHQ	Sell	8,857,000	9,670,870	7/15/16	—	(165,467)
Chilean Peso	DBAB	Buy	374,920,000	553,347	7/18/16	12,136	—

							33

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	MSCO	Buy	866,360,000	$1,257,398	7/18/16	$49,311	$—
Euro	BZWS	Sell	2,176,000	2,447,075	7/18/16	30,199	—
Euro	DBAB	Sell	292,125	328,500	7/18/16	4,038	—
Euro	GSCO	Sell	15,040,000	16,874,278	7/18/16	169,401	—
Indian Rupee	JPHQ	Buy	38,898,000	577,422	7/18/16	—	(3,000)
Euro	BZWS	Sell	8,857,000	9,701,958	7/19/16	—	(135,850)
Japanese Yen	HSBK	Sell	209,990,000	1,787,986	7/19/16	—	(246,522)
Japanese Yen	SCNY	Sell	260,930,000	2,238,916	7/19/16	—	(289,128)
Indian Rupee	DBAB	Buy	115,951,000	1,722,276	7/20/16	—	(10,581)
Chilean Peso	DBAB	Buy	326,303,000	473,383	7/21/16	18,631	—
Euro	JPHQ	Sell	174,179,219	197,601,969	7/22/16	4,112,775	—
Chilean Peso	DBAB	Buy	370,290,000	544,104	7/25/16	14,024	—
Euro	DBAB	Sell	95,745	105,582	7/25/16	—	(790)
Euro	JPHQ	Sell	8,901,000	9,690,875	7/25/16	—	(198,023)
Indian Rupee	DBAB	Buy	18,126,000	269,740	7/25/16	—	(2,394)
Chilean Peso	JPHQ	Buy	128,025,000	190,650	7/26/16	2,301	—
Euro	DBAB	Sell	95,542	104,155	7/27/16	—	(1,999)
Indian Rupee	DBAB	Buy	40,869,000	606,680	7/27/16	—	(4,100)
Chilean Peso	DBAB	Buy	593,241,000	879,989	7/28/16	13,933	—
Chilean Peso	MSCO	Buy	176,890,000	261,409	7/29/16	5,112	—
Euro	DBAB	Sell	1,047,114	1,171,825	7/29/16	8,321	—
Euro	DBAB	Sell	8,237,000	9,022,398	7/29/16	—	(130,173)
Euro	JPHQ	Sell	3,768,000	4,202,413	7/29/16	15,587	—
Indian Rupee	DBAB	Buy	31,223,000	462,488	7/29/16	—	(2,290)
Indian Rupee	HSBK	Buy	26,015,000	385,316	7/29/16	—	(1,880)
Indian Rupee	JPHQ	Buy	93,886,000	1,391,728	7/29/16	—	(7,938)
Japanese Yen	BZWS	Sell	291,270,000	2,384,576	7/29/16	—	(438,296)
Japanese Yen	DBAB	Sell	242,274,032	2,055,364	7/29/16	—	(292,658)
Chilean Peso	MSCO	Buy	174,550,000	249,660	8/03/16	13,215	—
Chilean Peso	MSCO	Buy	339,695,000	510,635	8/04/16	904	—
Euro	BZWS	Sell	1,887,488	2,096,380	8/05/16	—	(1,446)
Euro	CITI	Sell	3,767,000	4,166,867	8/05/16	—	(19,920)
Euro	HSBK	Sell	3,767,000	4,158,391	8/05/16	—	(28,396)
Indian Rupee	HSBK	Buy	19,369,500	288,109	8/05/16	—	(2,963)
Chilean Peso	DBAB	Buy	1,164,739,000	1,751,487	8/08/16	1,836	—
Chilean Peso	DBAB	Buy	167,813,000	247,694	8/09/16	4,898	—
Euro	DBAB	Sell	177,411	203,313	8/09/16	6,103	—
Indian Rupee	DBAB	Buy	34,623,500	513,203	8/09/16	—	(3,845)
Indian Rupee	JPHQ	Buy	13,818,000	204,922	8/09/16	—	(1,641)
Indian Rupee	DBAB	Buy	9,032,000	133,762	8/10/16	—	(912)
Japanese Yen	CITI	Sell	255,214,000	2,065,958	8/10/16	—	(408,456)
Euro	GSCO	Sell	4,960,000	5,665,287	8/12/16	151,147	—
Indian Rupee	DBAB	Buy	62,182,000	920,769	8/16/16	—	(7,080)
Indian Rupee	HSBK	Buy	91,720,000	1,358,056	8/16/16	—	(10,343)
Chilean Peso	DBAB	Buy	823,292,750	1,205,495	8/17/16	32,834	—
Euro	DBAB	Sell	872,000	954,448	8/18/16	—	(15,186)
Euro	GSCO	Sell	1,220,000	1,386,262	8/18/16	29,664	—
Japanese Yen	DBAB	Sell	284,714,000	2,312,642	8/18/16	—	(448,524)
Euro	UBSW	Sell	433,000	492,011	8/19/16	10,513	—
Chilean Peso	MSCO	Buy	758,240,000	1,084,983	8/22/16	54,986	—

|34

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	3,894,476	$4,406,697	8/22/16	$75,543	$—
Japanese Yen	HSBK	Sell	547,340,000	4,441,974	8/22/16	—	(866,855)
Japanese Yen	JPHQ	Sell	385,615,000	3,129,065	8/22/16	—	(611,141)
Chilean Peso	JPHQ	Buy	236,445,000	334,884	8/23/16	20,565	—
Indian Rupee	JPHQ	Buy	77,306,000	1,134,006	8/23/16	558	—
Euro	GSCO	Sell	292,956	330,027	8/24/16	4,198	—
Japanese Yen	BZWS	Sell	127,736,000	1,042,062	8/24/16	—	(196,973)
Japanese Yen	DBAB	Sell	126,234,000	1,124,078	8/24/16	—	(100,388)
Euro	SCNY	Sell	2,984,696	3,476,753	8/26/16	156,906	—
Japanese Yen	JPHQ	Sell	254,671,000	2,161,691	8/26/16	—	(308,775)
Euro	DBAB	Sell	4,363,597	4,879,963	8/29/16	25,848	—
Euro	JPHQ	Sell	1,685,713	1,938,907	8/29/16	63,701	—
Japanese Yen	DBAB	Sell	228,669,000	1,922,396	8/29/16	—	(296,057)
Japanese Yen	JPHQ	Sell	227,544,000	1,912,159	8/29/16	—	(295,380)
Chilean Peso	CITI	Buy	882,191,000	1,268,701	8/31/16	56,551	—
Chilean Peso	DBAB	Buy	228,166,000	326,464	8/31/16	16,293	—
Euro	BZWS	Sell	587,300	650,441	8/31/16	—	(2,931)
Euro	DBAB	Sell	112,498	127,235	8/31/16	2,081	—
Euro	SCNY	Sell	3,768,000	4,236,249	8/31/16	44,347	—
Japanese Yen	BZWS	Sell	302,200,000	2,696,048	8/31/16	—	(236,033)
Japanese Yen	JPHQ	Sell	126,519,000	1,058,723	8/31/16	—	(168,821)
Japanese Yen	HSBK	Sell	420,281,000	3,732,513	9/01/16	—	(345,424)
Chilean Peso	DBAB	Buy	1,062,223,000	1,528,109	9/02/16	67,309	—
Chilean Peso	DBAB	Buy	482,020,000	689,585	9/06/16	34,134	—
Chilean Peso	MSCO	Buy	174,550,000	248,948	9/06/16	13,126	—
Euro	CITI	Sell	6,170,000	6,918,915	9/06/16	53,138	—
Indian Rupee	JPHQ	Buy	39,418,000	573,770	9/06/16	3,439	—
South Korean Won	GSCO	Sell	5,211,000,000	4,356,659	9/07/16	—	(160,142)
Chilean Peso	JPHQ	Buy	186,609,000	271,791	9/09/16	8,315	—
Chilean Peso	DBAB	Buy	579,802,750	853,718	9/12/16	16,352	—
Australian Dollar	CITI	Sell	6,641,000	4,784,044	9/14/16	—	(155,553)
Indian Rupee	CITI	Buy	15,811,000	234,220	9/14/16	—	(2,979)
Indian Rupee	DBAB	Buy	58,856,000	871,682	9/14/16	—	(10,894)
Euro	BOFA	Sell	7,619,000	8,592,480	9/15/16	111,247	—
Chilean Peso	DBAB	Buy	318,387,000	457,716	9/20/16	19,728	—
Chilean Peso	JPHQ	Buy	430,475,000	622,659	9/20/16	22,869	—
Japanese Yen	BZWS	Sell	312,460,000	2,586,804	9/20/16	—	(447,522)
South Korean Won	HSBK	Sell	4,145,000,000	3,562,986	9/26/16	—	(29,185)
South Korean Won	HSBK	Sell	4,165,000,000	3,554,058	9/28/16	—	(55,378)
Chilean Peso	DBAB	Buy	236,217,000	343,164	9/30/16	10,742	—
Philippine Peso	DBAB	Buy	250,523,410	5,395,374	9/30/16	—	(99,884)
Euro	DBAB	Sell	1,423,720	1,613,929	10/03/16	27,945	—
Japanese Yen	JPHQ	Sell	304,225,000	2,744,871	10/06/16	—	(211,533)
Japanese Yen	DBAB	Sell	4,919,230,800	41,298,164	10/07/16	—	(6,508,058)
Japanese Yen	JPHQ	Sell	304,225,000	2,553,380	10/07/16	—	(403,149)
Ghanaian Cedi	BZWS	Buy	6,568	1,535	10/11/16	17	—
Japanese Yen	HSBK	Sell	605,200,000	5,092,776	10/11/16	—	(789,690)
Chilean Peso	DBAB	Buy	127,112,750	190,104	10/12/16	122	—
Japanese Yen	BZWS	Sell	306,400,000	2,579,016	10/13/16	—	(399,404)
Japanese Yen	DBAB	Sell	302,200,000	2,544,414	10/13/16	—	(393,179)

|35

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	1,860,000,000	$1,610,878	11/02/16	$—	$(910)
Euro	DBAB	Sell	84,184	93,764	11/04/16	—	(135)
Euro	DBAB	Sell	4,349,000	4,810,211	11/07/16	—	(41,258)
Japanese Yen	BZWS	Sell	2,840,000,000	26,340,807	11/07/16	—	(1,295,107)
Euro	DBAB	Sell	10,704,000	11,769,048	11/09/16	—	(172,615)
Euro	JPHQ	Sell	40,000,000	43,228,600	11/14/16	—	(1,405,408)
Euro	BZWS	Sell	10,571,000	11,462,770	11/16/16	—	(333,830)
Japanese Yen	MSCO	Sell	100,400,000	827,120	11/16/16	—	(150,239)
Japanese Yen	DBAB	Sell	166,350,000	1,369,846	11/18/16	—	(249,651)
Euro	DBAB	Sell	200,000	215,810	11/21/16	—	(7,423)
Japanese Yen	CITI	Sell	437,203,000	3,796,314	11/21/16	—	(460,607)
Japanese Yen	HSBK	Sell	43,408,000	399,117	11/25/16	—	(23,605)
South Korean Won	HSBK	Sell	4,163,000,000	3,492,450	11/25/16	—	(114,850)
Japanese Yen	BOFA	Sell	366,311,000	3,353,360	11/28/16	—	(214,361)
Japanese Yen	SCNY	Sell	312,386,000	2,865,992	11/28/16	—	(176,521)
South Korean Won	HSBK	Sell	5,024,000,000	4,239,663	12/02/16	—	(113,647)
Australian Dollar	JPHQ	Sell	6,722,000	4,783,906	12/12/16	—	(200,516)
Japanese Yen	CITI	Sell	62,440,000	588,205	12/12/16	—	(20,296)
Australian Dollar	JPHQ	Sell	9,918,000	7,318,641	12/13/16	—	(35,388)
Japanese Yen	DBAB	Sell	30,500,000	288,285	12/13/16	—	(8,961)
Japanese Yen	HSBK	Sell	92,070,000	869,405	12/13/16	—	(27,888)
Japanese Yen	JPHQ	Sell	85,300,000	805,146	12/13/16	—	(26,168)
Australian Dollar	CITI	Sell	6,685,000	4,934,332	12/14/16	—	(22,310)
Australian Dollar	JPHQ	Sell	3,341,000	2,391,755	12/14/16	—	(85,454)
Euro	DBAB	Sell	79,650	89,849	12/15/16	861	—
Australian Dollar	CITI	Sell	3,467,200	2,546,012	12/16/16	—	(24,591)
Japanese Yen	HSBK	Sell	618,650,000	5,877,351	12/16/16	—	(152,638)
Australian Dollar	CITI	Sell	6,989,400	5,128,892	12/20/16	—	(52,371)
Japanese Yen	GSCO	Sell	228,991,000	1,954,582	1/10/17	—	(279,675)
Japanese Yen	JPHQ	Sell	304,225,000	2,587,145	1/10/17	—	(381,167)
Euro	DBAB	Sell	84,250	92,780	1/12/17	—	(1,452)
Japanese Yen	CITI	Sell	63,300,000	543,600	1/17/17	—	(74,188)
Japanese Yen	SCNY	Sell	189,880,000	1,625,699	1/17/17	—	(227,468)
Euro	DBAB	Sell	19,005,000	20,995,204	1/19/17	—	(267,437)
Euro	JPHQ	Sell	8,818,000	9,765,979	1/19/17	—	(99,528)
Japanese Yen	DBAB	Sell	63,500,000	550,141	1/23/17	—	(69,746)
Japanese Yen	GSCO	Sell	254,830,000	2,175,385	1/27/17	—	(312,660)
Japanese Yen	HSBK	Sell	313,645,839	2,678,444	1/31/17	—	(384,337)
Philippine Peso	DBAB	Buy	250,523,410	5,062,818	1/31/17	207,310	—
Euro	DBAB	Sell	5,030,000	5,549,700	2/03/17	—	(81,148)
Euro	BZWS	Sell	1,882,000	2,132,541	2/08/17	25,316	—
Japanese Yen	JPHQ	Sell	209,300,000	1,808,496	2/08/17	—	(235,987)
Japanese Yen	SCNY	Sell	209,310,000	1,812,490	2/08/17	—	(232,091)
Japanese Yen	BZWS	Sell	209,340,000	1,815,218	2/09/17	—	(229,738)
Japanese Yen	JPHQ	Sell	209,790,000	1,814,730	2/09/17	—	(234,622)
Euro	DBAB	Sell	288,562	325,014	2/10/17	1,893	—
Euro	DBAB	Sell	16,570,000	18,636,279	2/23/17	72,324	—
Japanese Yen	HSBK	Sell	253,342,000	2,287,698	2/27/17	—	(188,865)
Mexican Peso	CITI	Buy	197,094,000	10,793,757	3/09/17	—	(294,899)
Mexican Peso	CITI	Buy	177,301,000	9,615,022	3/10/17	—	(171,537)

|36

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	17,500,000	$12,757,500	3/17/17	$—	$(178,183)
Australian Dollar	JPHQ	Sell	29,027,000	21,340,650	3/20/17	—	(113,475)
Japanese Yen	JPHQ	Sell	59,426,000	530,608	3/31/17	—	(51,066)
South Korean Won	HSBK	Sell	5,535,000,000	4,855,902	4/25/17	60,231	—
South Korean Won	HSBK	Sell	1,542,000,000	1,345,608	4/26/17	9,580	—
Japanese Yen	BOFA	Sell	540,647,250	5,042,410	5/18/17	—	(260,979)
Japanese Yen	CITI	Sell	540,354,900	5,037,217	5/18/17	—	(263,304)
Japanese Yen	BOFA	Sell	539,529,250	5,011,883	5/19/17	—	(280,777)
Japanese Yen	HSBK	Sell	541,429,400	5,029,535	5/19/17	—	(281,766)
Japanese Yen	BOFA	Sell	540,995,000	5,006,645	5/22/17	—	(301,110)
Japanese Yen	JPHQ	Sell	149,426,000	1,387,286	5/22/17	—	(78,747)
Japanese Yen	CITI	Sell	64,869,000	622,191	6/16/17	—	(14,961)
Japanese Yen	JPHQ	Sell	36,000,000	345,147	6/16/17	—	(8,450)
Japanese Yen	DBAB	Sell	617,700,000	5,914,571	6/19/17	—	(153,383)
Japanese Yen	CITI	Sell	487,440,000	4,749,141	6/20/17	—	(39,423)
Japanese Yen	DBAB	Sell	618,770,000	6,012,145	6/22/17	—	(67,140)
Philippine Peso	DBAB	Buy	85,018,660	1,786,031	6/30/17	—	(8,417)
Philippine Peso	JPHQ	Buy	83,694,000	1,761,274	7/03/17	—	(11,585)
Total Forward Exchange Contracts	$7,029,694	$(27,958,132)
Net unrealized appreciation (depreciation)	$(20,928,438)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
Notional Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$43,150,000 10/17/17	$—	$(154,984)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	1,690,000 10/04/23	—	(199,109)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	1,690,000 10/04/23	—	(201,582)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	1,690,000 10/07/23	—	(197,827)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	21,800,000 1/22/25	—	(1,306,600)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	27,250,000 1/23/25	—	(1,761,503)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	16,080,000 1/27/25	—	(1,043,182)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	4,020,000 1/29/25	—	(247,947)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	3,400,000 1/30/25	—	(210,401)

|37

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Interest Rate Swap Contracts (continued)

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	$5,360,000	2/03/25	$—	$(273,201)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.982%	LCH	46,520,000	10/20/25	—	(2,835,838)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	820,000	10/04/43	—	(351,639)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	820,000	10/04/43	—	(355,169)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	820,000	10/07/43	—	(352,805)
Net unrealized appreciation (depreciation)					$(9,491,787)

See Abbreviations on page 46.

|38

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds), five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Effective May 2, 2016, the Trust began offering shares of Templeton Dynamic Equity Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|39

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

|40

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps and VRI

Templeton Global Balanced Fund – Forwards, swaps and VRI

4. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton	Templeton
	Templeton Dynamic	Emerging Markets	Emerging Markets
	Equity Fund	Balanced Fund	Small Cap Fund
Cost of investments	$10,006,269	$34,776,402	$677,008,588

Unrealized appreciation	$267,082	$3,032,845	$97,664,314
Unrealized depreciation	(295,029)	(4,041,520)	(96,078,541)
Net unrealized appreciation (depreciation)	$(27,947)	$(1,008,675)	$1,585,773
			Templeton
		Templeton Frontier	Global Balanced
		Markets Fund	Fund
Cost of investments.		$211,740,492	$2,401,287,115

Unrealized appreciation		$28,213,412	$150,446,298
Unrealized depreciation		(43,507,594)	(428,548,135)
Net unrealized appreciation (depreciation)		$(15,294,182)	$(278,101,837)

|41

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At June 30, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

	Acquisition
Warrants Issuer	Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84 [a] Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436 [a] Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748 [a] Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
Total Restricted Securities (Value is —% of Net Assets)		$17,221	$—
Templeton Global Balanced Fund
4,441 [a] Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$47	$—
79,464,087 [a] Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002 [a] Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
Total Restricted Securities (Value is —% of Net Assets)		$910,191	$—

aThe Fund also invests in unrestricted securities of the issuer, valued at $83,640. bThe Fund also invests in unrestricted securities of the issuer, valued at $2,276,135.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Emerging Markets Small Cap Fund for the three months ended June 30, 2016, were as shown below.

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Templeton Emerging Markets Small
Cap Fund
Non-Controlled Affiliates.
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$17,453,315	$2,759,422	$—
Reysas Gayrimenkul Yatirim Ortakligi
AS	24,575,397	—	—	24,575,397	5,300,475	—	—
Total Affiliated Securities (Value is
3.3% of Net Assets)					$22,753,790	$2,759,423	$—

|42

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	—	1,709,116	(1,243,753)	465,363	$465,363	$—	$—	0.0%[a]
Templeton Emerging Markets
Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	3,951,977	2,739,574	(3,655,075)	3,036,476	$3,036,476	$—	$—	0.0%[a]
Templeton Emerging Markets Small
Cap Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	18,000,082	57,595,298	(63,729,551)	11,865,829	$11,865,829	$—	$—	0.1%
Templeton Frontier Markets Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	—	19,178,829	(19,178,829)	—	$—	$—	$—	0.0%
Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	48,343,435	264,924,590	(251,200,103)	62,067,922	$62,067,922	$—	$—	0.3%

[a]Rounds to less than 0.1%

9. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Certain or all Funds invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At June 30, 2016, the FT subsidiary’s investment, Turtle Bay Resort, reflected in the Fund’s Consolidated Statement of Investments.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

|43

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10.	FAIR VALUE MEASUREMENTS (continued)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$8,871,849	$—	$—	$8,871,849
Management Investment Companies	641,110	—	—	641,110
Short Term Investments	465,363	—	—	465,363
Total Investments in Securities	$9,978,322	$—	$—	$9,978,322

Liabilities:
Other Financial Instruments:
Securities Sold Short	$303,714	$—	$—	$303,714
Total Other Financial Instruments	$—	$—	$—	$—

Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$582,961	$125,310	$—	$708,271
All Other Equity Investments[b]	19,165,299	—	—	19,165,299
Participatory Notes	—	224,558	—	224,558
Corporate Bonds and Notes	—	876,708	—	876,708
Foreign Government and Agency Securities	—	9,551,210	—	9,551,210
Short Term Investments	3,036,476	205,205	—	3,241,681
Total Investments in Securities	$22,784,736	$10,982,991	$—	$33,767,727

Other Financial Instruments:
Forward Exchange Contracts	$—	$82,615	$—	$82,615
Total Other Financial Instruments	$—	$82,615	$—	$82,615

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$89,581	$—	$89,581
Swap Contracts.	—	174,668	—	174,668
Total Other Financial Instruments	$—	$264,249	$—	$264,249

|44

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Czech Republic	$9,701,828	$7,560,144	$—	$17,261,972
Georgia	—	8,847,376	—	8,847,376
Kuwait	6,315,043	—	301,024	6,616,067
All Other Equity Investments[b]	622,812,691	—	—	622,812,691
Participatory Notes	—	11,190,426	—	11,190,426
Short Term Investments	11,865,829	—	—	11,865,829
Total Investments in Securities	$650,695,391	$27,597,946	$301,024	$678,594,361

Templeton Frontier Markets Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Kuwait	$22,557,600	$—	$619,834	$23,177,434
All Other Equity Investments[b]	150,808,011	—	—	150,808,011
Participatory Notes	—	22,460,865	—	22,460,865
Total Investments in Securities	$173,365,611	$22,460,865	$619,834	$196,446,310

Templeton Global Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Denmark	$20,030,302	$10,374,292	$—	$30,404,594
United Kingdom	264,912,300	—	279,569	265,191,869
United States	338,893,354	—	4,128,508	343,021,862
All Other Equity Investments[b]	754,675,403	—	—	754,675,403
Equity-Linked Securities	—	52,343,966	—	52,343,966
Corporate Bonds and Notes:
United States	—	3,875,665	1,975	3,877,640
All Other Corporate Bonds and Notes[b]	—	8,245,835	—	8,245,835
Senior Floating Rate Interests	—	770,236	27,040	797,276
Foreign Government and Agency Securities	—	568,396,219	—	568,396,219
Litigation Trusts	—	—	—[c]	—
Short Term Investments	62,067,922	34,162,692	—	96,230,614
Total Investments in Securities	$1,440,579,281	$678,168,905	$4,437,092	$2,123,185,278

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,029,694	$—	$7,029,694
Total Other Financial Instruments	$—	$7,029,694	$—	$7,029,694

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$27,958,132	$—	$27,958,132
Swap Contracts.	—	9,491,787	—	9,491,787
Total Other Financial Instruments	$—	$37,449,919	$—	$37,449,919

aIncludes common and preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

|45

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/ Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	COP	Colombian Peso	ETF	Exchange Traded Fund
CITI	Citigroup N.A.	EUR	Euro	FRN	Floating Rate Note
CME	Chicago Mercantile Exchange	GHS	Ghanaian Cedi	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	GDR	Global Depositary Receipt
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee	IDR	International Depositary Receipt
HSBK	HSBC Bank PLC	KRW	South Korean Won	LIBOR	London InterBank Offered Rate
JPHQ	JP Morgan Chase Bank, N.A.	LKR	Sri Lankan Rupee	PIK	Payment-In-Kind
LCH	LCH Clearnet LLC	MXN	Mexican Peso	VRI	Value Recovery Instruments
MSCO	Morgan Stanley and Co., Inc.	MYR	Malaysian Ringgit
SCNY	Standard Chartered Bank	PEN	Peruvian Nuevo Sol
UBSW	UBS AG	PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		UYU	Uruguayan Peso

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|46

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 25, 2016

By    /s/MARK H. OTANI________

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 25, 2016